Environmental Liabilities - Summary of Reconciliation of Environmental Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance	$ 1,380.1
Ending balance	1,111.0	$ 1,380.1
Environmental Liabilities [Member]
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance	39.9	38.9
Payments	(5.6)	(1.6)
Accretion of discount	3.7	2.6
Ending balance	38.0	39.9
Environmental Liabilities [Member] | The Companys Operation Site [Member]
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance	35.0	34.3
Payments	(4.6)	(1.6)
Accretion of discount	3.3	2.3
Ending balance	33.7	35.0
Environmental Liabilities [Member] | Northern Ontario mine sites owned by Old Steelco Inc [Member]
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance	4.9	4.6
Payments	(1.0)	0.0
Accretion of discount	0.4	0.3
Ending balance	$ 4.3	$ 4.9